Subsequent Events (Details Narrative) - USD ($)			1 Months Ended
	Nov. 14, 2017	Nov. 13, 2017	Dec. 31, 2017	Oct. 31, 2017	Jul. 31, 2017	May 31, 2017	Jun. 30, 2017
Private placement offering (the "2016-2017 Offering'') [Member] | Accredited Investors [Member]
Subsequent Event [Line Items]
Share price (in dollars per share)							$ 5.00
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Description of vesting rights				The award vests 50% on the second anniversary of the grant date and 25% on the each of the third and fourth anniversaries.
Number of common stock new issued				301,000
Subsequent Event [Member] | Private placement offering (the "2016-2017 Offering'') [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase of warrants					9,533
Warrants term					5 years
Warrants, exercise price (in dollars per share)					$ 5.00
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Share price (in dollars per share)		$ 5.50
Proceeds from issuance of private placement	$ 950,000	$ 1,000,000
Subsequent Event [Member] | Second 2017 Offering [Member] | Accredited Investors [Member]
Subsequent Event [Line Items]
Number of common stock new issued	172,175		2,640,819
Share price (in dollars per share)			$ 5.50
Proceeds before expenses	$ 950,000		$ 14,524,504
Subsequent Event [Member] | Second 2017 Offering [Member] | Accredited Investors [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price (in dollars per share)			$ 5.00
Subsequent Event [Member] | Second 2017 Offering [Member] | One Investors [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price (in dollars per share)			$ 4.40
Subsequent Event [Member] | Second 2017 Offering [Member] | Warrant [Member] | Second 2017 Placement Agents [Member]
Subsequent Event [Line Items]
Purchase of warrants			88,507
Purchase of warrants			65,670
Description of exercisable warrants			These warrants are exercisable after six months and have a five and a half-year term.
Warrants, exercise price (in dollars per share)			$ 5.50
Warrants, exercise price (in dollars per share)			$ 8.16
Aggregate cash commission paid			$ 1,071,020
Subsequent Event [Member] | First 2017 Offering [Member] | Accredited Investors [Member]
Subsequent Event [Line Items]
Number of common stock new issued						542,450